SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
Schedule of information by segment

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Existing home transaction services
Net revenues	27,954,135	28,201,003	25,020,035
Commission and compensation costs	(14,762,910)	(16,016,079)	(15,185,117)
Contribution	13,191,225	12,184,924	9,834,918
New home transaction services
Net revenues	30,575,778	33,653,403	30,597,319
Commission and compensation costs	(22,455,253)	(25,304,481)	(22,950,571)
Contribution	8,120,525	8,348,922	7,646,748
Home renovation and furnishing
Net revenues	10,850,497	14,768,947	15,426,141
Material costs, commission and compensation	(7,705,325)	(10,229,696)	(10,581,816)
Contribution	3,145,172	4,539,251	4,844,325
Home rental services
Net revenues	6,099,747	14,334,479	21,900,320
Property leasing costs, commission and compensation	(6,163,044)	(13,619,506)	(20,020,954)
(Deficit)/Contribution	(63,297)	714,973	1,879,366
Emerging and other services
Net revenues	2,296,775	2,499,666	1,636,390
Commission and compensation costs	(217,341)	(350,183)	(393,901)
Contribution	2,079,434	2,149,483	1,242,489

Reconciliation of profit
Cost related to stores	(2,872,093)	(2,854,988)	(2,851,831)
Other costs	(1,882,952)	(2,138,510)	(2,383,938)
Amounts not allocated to segment:
Sales and marketing expenses	(6,654,178)	(7,783,341)	(7,328,909)
General and administrative expenses	(8,236,569)	(8,960,747)	(8,075,414)
Research and development expenses	(1,936,780)	(2,283,424)	(2,580,564)
Impairment of goodwill, intangible assets and other long-lived assets	(93,417)	(151,576)	(116,332)
Total operating expenses	(16,920,944)	(19,179,088)	(18,101,219)
Income from operations	4,797,070	3,764,967	2,110,858